Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.12%
Arizona–1.97%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$100,286

Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,023,694

Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	762,042

				1,886,022

Arkansas–1.56%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(a)(b)	5.45%	09/01/2052	1,500	1,491,115

California–12.93%
California (State of); Series 2022, GO Bonds	5.25%	09/01/2047	1,000	1,134,727

California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(c)	4.00%	08/01/2031	2,750	2,715,090

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,000	1,011,904

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,000	901,779

California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,463,074

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,520,898

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	2.38%	11/15/2028	510	470,058

Series 2021, RB(a)	5.00%	11/15/2051	1,250	1,040,593

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.25%	05/15/2047	2,000	2,132,519

				12,390,642

Colorado–2.86%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,544,871

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,191,478

				2,736,349

District of Columbia–2.87%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,748,268

Florida–5.59%
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2045	1,000	992,609

Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,460,993

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(b)	7.38%	01/01/2049	1,000	891,722

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	93,079

Miami-Dade (County of), FL; Series 2021, RB	4.00%	10/01/2046	2,000	1,915,479

				5,353,882

Georgia–1.71%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,957

Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	202,486

Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	157,403

				1,636,846

Illinois–3.11%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,006,281

Chicago (City of), IL Transit Authority; Series 2022 A, Ref. RB	5.00%	12/01/2052	1,000	1,022,873

Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2038	1,000	949,033

				2,978,187

Indiana–1.02%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	973,701

See accompanying notes which are an integral part of this schedule.

Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–0.09%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	$ 100	$90,652

Kentucky–0.95%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	911,018

Louisiana–2.90%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,597,917

New Orleans (City of), LA; Series 2020 B, RB	4.00%	06/01/2050	1,300	1,185,004

				2,782,921

Maryland–3.26%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	2,076,860

Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB(b)	5.00%	11/12/2028	1,000	1,048,097

				3,124,957

Massachusetts–4.69%
Massachusetts (Commonwealth of) Development Finance Agency (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	1,005,485

Massachusetts (Commonwealth of) Housing Finance Agency (Sustainability Bonds); Series 2020 D-1, RB	2.65%	12/01/2055	2,000	1,309,676

Massachusetts (Commonwealth of) Transportation Fund (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	2,000	2,173,695

				4,488,856

Minnesota–9.23%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,001,354

Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,001,641

Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	125	120,042

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 08/06/2015-01/18/2019; Cost $2,301,385)(e)	6.00%	08/01/2035	2,300	1,774,641

Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	338,741

International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,584

Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	238,409

Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	275	263,794

Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	5,010

Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,058,727

St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	50	49,951

St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	233	208,274

St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,310	1,310,265

Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	879,269

Series 2007, RB(b)	5.50%	02/01/2042	510	475,105

				8,840,807

Missouri–1.41%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	835,999

Missouri (State of) Health & Educational Facilities Authority (Maryville University of St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	512,822

				1,348,821

New Hampshire–0.85%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	811,183

New Jersey–4.47%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	104,472

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	83	88,840

New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,023,875

See accompanying notes which are an integral part of this schedule.

Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	5.00%	07/01/2045	$3,000	$3,070,245

				4,287,432

New Mexico–1.69%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,615,287

New York–18.83%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	981,216

Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,020,028

New York (City of), NY;
Series 2018 E-1, GO Bonds	4.00%	03/01/2042	1,000	980,183

Series 2021 F-1, GO Bonds	4.00%	03/01/2047	2,240	2,137,950

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,106,870

New York (State of) Dormitory Authority; Series 2020 A, RB	4.00%	07/01/2053	1,000	908,280

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,222,837

New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	733,404

New York (State of) Thruway Authority (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2055	1,000	1,063,965

New York City Housing Development Corp. (Sustainable Development); Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	706,245

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(d)	2.75%	11/15/2041	1,000	774,542

Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	705,672

Triborough Bridge & Tunnel Authority;
Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,421,911

Series 2022 C, RB	5.00%	05/15/2047	1,000	1,078,191

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2052	2,000	2,197,443

				18,038,737

Ohio–1.04%
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,001,386

Oregon–1.57%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,504,369

Pennsylvania–3.74%
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	1,500	1,392,824

Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,194,555

				3,587,379

Tennessee–0.10%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	100,977

Texas–1.39%
San Antonio (City of), TX; Series 2020, RB	5.00%	02/01/2049	1,260	1,329,681

Washington–5.50%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(f)	1.40%	01/01/2046	495	495,000

Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	1,948,154

Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,827,548

				5,270,702

Wisconsin–3.79%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,251,695

Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	100	100,744

Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,010,742

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	94,302

See accompanying notes which are an integral part of this schedule.

Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(a)	5.38%	06/01/2044	$ 100	$89,511

Series 2019 A, RB(a)	5.50%	06/01/2054	100	87,628

				3,634,622

TOTAL INVESTMENTS IN SECURITIES(g) –99.12% (Cost $ 98,578,921)				94,964,799

OTHER ASSETS LESS LIABILITIES–0.88%				838,369

NET ASSETS–100.00%				$95,803,168

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
MTA	– Moving Treasury Average
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $13,702,757, which represented 14.30% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Restricted security. The value of this security at November 30, 2022 represented 1.85% of the Fund’s Net Assets.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(g)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	57	March-2023	$(6,469,500)	$(31,172)	$(31,172)

(a)	Futures contracts collateralized by $133,823 cash held with Goldman Sachs & Co, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$94,964,799	$–	$94,964,799

Other Investments - Liabilities*

Futures Contracts	(31,172)	–	–	(31,172)

Total Investments	$(31,172)	$94,964,799	$–	$94,933,627

*	Unrealized appreciation (depreciation).

Invesco Environmental Focus Municipal Fund